SUPPLEMENT dated October 25, 2006

                              To the PROSPECTUS of

                  Standish Mellon Opportunistic High Yield Fund

                               Dated: May 1, 2006
                         (as supplemented June 16, 2006)

--------------------------------------------------------------------------------

The following information supplements information concerning the Standish Mellon Opportunistic High Yield Fund (the "Fund") in the above noted prospectus:

On October 17, 2006, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve the Fund. It is currently expected that the liquidation and dissolution of the Fund will be effective as of the close of business on December 15, 2006.

Prior to the Fund's liquidation and dissolution, shareholders will be entitled to exchange out of the Fund or redeem their shares in the manner set forth in the Fund's current prospectus. In light of its impending liquidation and dissolution, the Fund is closed to new investments other than reinvestment of dividends, effective from and after October 25, 2006.

In connection with winding up the Fund's affairs and liquidating all of its assets, the Fund may depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective June 16, 2006, David R. Bowser replaced John R. McNichols and, effective October 27, 2006, Kent Wosepka replaced Johnathan M. Uhrig as a co-portfolio managers of the Fund.

Therefore, the following replaces the information on page 9 under "The Investment Adviser - Fund Managers" with respect to the Fund.

--------------------------------------------------------------------------------
Fund                     Fund managers       Positions during past five years
--------------------------------------------------------------------------------

High Yield Bond Fund     David R. Bowser     David is a Strategist for
                                             investment grade credit and a
                                             Portfolio Manager for dedicated
                                             corporate mandates. Prior to
                                             joining Standish Mellon in 2000, he
                                             was a credit analyst at Loomis,
                                             Sayles & Company. David has been a
                                             Portfolio Manager of the fund since
                                             2006.
--------------------------------------------------------------------------------

                         Kent Wosepka        Kent is a Senior Portfolio Manager
                                             for Active Core Strategies. Kent
                                             joined Standish Mellon in 1998 and
                                             has been a Portfolio Manager of the
                                             fund since 2006.
--------------------------------------------------------------------------------

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

                        SUPPLEMENT dated October 25, 2006

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                       Standish Mellon Crossover Bond Fund
                  Standish Mellon Opportunistic High Yield Fund

                               Dated: May 1, 2006
                         (as supplemented June 16, 2006)

--------------------------------------------------------------------------------

Effective June 16, 2006, David R. Bowser replaced John R. McNichols and, effective October 27, 2006, Kent Wosepka replaced Johnathan M. Uhrig as a co-portfolio managers of the Standish Mellon Opportunistic High Yield Fund (the "High Yield Fund").

Therefore, the information regarding John R. McNichols and Johnathan M. Uhrig under "Additional Information About the Portfolio Managers" on page 37 with respect to "Other Accounts The Portfolio Managers Are Managing," and on page 40 with respect to "Share Ownership by Portfolio Managers," is deleted and replaced with the following information as of December 31, 2005:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

--------------------------------------------------------------------------------
                                               Other Accounts Managed by
Portfolio Manager Name     Funds               the Portfolio Manager
--------------------------------------------------------------------------------
David R. Bowser            High Yield Fund     Other Registered Investment
                                               Companies: 0 funds with total
                                               assets of $0 million.

                                               Other Pooled Investment Vehicles:
                                               0 entities with total assets of
                                               approximately $0 million.

                                               Other Accounts: 6 accounts with
                                               total assets of approximately
                                               $1.18 billion.
--------------------------------------------------------------------------------

Kent Wosepka               High Yield Fund     Other Registered Investment
                                               Companies: of $1.374 billion

                                               Other Pooled Investment Vehicles:
                                               2 entities with total assets of
                                               approximately $31 million

                                               Other Accounts:  31 accounts with
                                               total assets of approximately
                                               $2.928 billion
--------------------------------------------------------------------------------

SHARE OWNERSHIP BY PORTFOLIO MANAGERS

--------------------------------------------------------------------------------
Portfolio Manager Name     Fund                Ownership
--------------------------------------------------------------------------------
David R. Bowser            High Yield Fund     A
--------------------------------------------------------------------------------
Kent Wosepka               High Yield Fund     A
--------------------------------------------------------------------------------

On October 17, 2006, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve the High Yield Fund. It is currently expected that the liquidation and dissolution of the High Yield Fund will be effective as of the close of business on December 15, 2006.

Prior to the High Yield Fund's liquidation and dissolution, shareholders will be entitled to exchange out of the High Yield Fund or redeem their shares in the manner set forth in the High Yield Fund's current prospectus. In light of its impending liquidation and dissolution, the High Yield Fund is closed to new investments other than reinvestment of dividends, effective from and after October 25, 2006.

In connection with winding up the High Yield Fund's affairs and liquidating all of its assets, the High Yield Fund may depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments.




                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE